DEBT AND CREDIT SOURCES (Tables)	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
Interest Expense Arising From The Green Convertible Notes
Interest expense arising from the Green Convertible Notes that is recorded in the Consolidated Statements of Operation is as follows:

	Fiscal Year
(In thousands)	2023	2022	2021
Contractual interest expense	$13,000	$13,000	$13,000
Amortization of debt issuance costs and debt discount	3,434	3,434	10,701
Interest expense arising from the 2027 Notes that is recorded in the Consolidated Statements of Operation is as follows:

	Fiscal Year
(In thousands)	2023	2022	2021
Contractual interest expense	$15,525	$5,822	$—
Amortization of debt issuance costs and debt discount	3,514	1,230	—

Interest Expense Arising From The 2027 Notes
Interest expense arising from the Green Convertible Notes that is recorded in the Consolidated Statements of Operation is as follows:

	Fiscal Year
(In thousands)	2023	2022	2021
Contractual interest expense	$13,000	$13,000	$13,000
Amortization of debt issuance costs and debt discount	3,434	3,434	10,701
Interest expense arising from the 2027 Notes that is recorded in the Consolidated Statements of Operation is as follows:

	Fiscal Year
(In thousands)	2023	2022	2021
Contractual interest expense	$15,525	$5,822	$—
Amortization of debt issuance costs and debt discount	3,514	1,230	—